Consolidated Statements of Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statement of comprehensive income [abstract]
Net earnings	$ 1,369,072	$ 1,117,862
Items that will be reclassified subsequently to net earnings:
Net unrealized (losses) gains on translating financial statements of foreign operations	(391,574)	406,445
Net gains on cross-currency swaps and on translating long-term debt designated as hedges of net investments in foreign operations	150,313	8,914
Deferred (costs) gains of hedging on cross-currency swaps	(7,484)	18,144
Net unrealized gains (losses) on cash flow hedges	10,964	(30,091)
Net unrealized (losses) gains on financial assets at fair value through other comprehensive income	(2,149)	2,854
Items that will not be reclassified subsequently to net earnings:
Net remeasurement gains (losses) on defined benefit plans	25,800	(37,250)
Other comprehensive (loss) income	(214,130)	369,016
Comprehensive income (loss)	$ 1,154,942	$ 1,486,878